Prudential Sector Funds, Inc.
655 Broad Street

Newark, New Jersey 07102

January 30, 2018

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: 497(j) Filing for Prudential Sector Funds, Inc.
Registration Numbers 2-72097 and 811-03175

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectuses for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on January 26, 2018.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-802-6469.

Very truly yours,

/s/ Jonathan Shain
Jonathan Shain
Assistant Secretary